UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2000

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Newgate LLP
Address:  80 Field Point Road
          Greenwich, CT 06830

Form 13F File Number:  28-4822

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sonia Rosenbaum
Title:    Managing Partner
Phone:    203-661-0700

Signature, Place, and Date of Signing:

     /s/ Sonia Rosenbaum            Greenwich, CT              04/24/2000
     ---------------------          -------------              ----------
          [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           72

Form 13F Information Table Value Total:  $   278,034
                                         -----------
                                         (thousands)

List of Other Included Managers:

     NONE

        ITEM 1:                      ITEM 2:      ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:    ITEM 7:         ITEM 8:
-------------------------------  -------------- ---------   -----------    ---------   ---------- ---------   ---------------------
    NAME OF ISSUER               TITLE OF CLASS    CUSIP        FAIR       SHARES OR   INVESTMENT  MANAGERS     VOTING AUTHORITY
                                                  NUMBER       MARKET      PRINCIPAL   DISCRETION             ------ ------- ------
                                                               VALUE        AMOUNT     ----------              (A)    (B)    (C)
                                                                                                               SOLE  SHARED  NONE
-------------------------------  -------------- ---------   ------------   ---------   ---------- ---------   ------ ------- ------
ACM Government Spectrum              COM        000917104     7,327,570   1274360         N          X       1274360
Alliance World Dollar Govt           COM        01879R106     5,475,384    595960         N          X        595960
American Strategic Income            COM        030099105     1,647,658    150643         N          X        150643
Anglo American plc                   ADR        03485P102     2,165,220     47070         N          X         47070
Anglogold Limited                    SP ADR     035128206    14,518,800    604950         N          X        604950
Aracruz Celulose                     SP ADR     038496204     9,904,735    467480         N          X        467480
Argentina Fund                       COM        040112104     2,472,638    212700         N          X        212700
Asia Pulp and Paper Compan           SP ADR     04516V100     3,802,550    515600         N          X        515600
Blackrock Invest Qual Term           COM        09247J102       667,969     85500         N          X         85500
Electrobras Centrais Elect           SP ADR     15234Q108     4,507,259    472360         N          X        472360
Chile Fund                           COM        168834109     2,118,918    194843         N          X        194843
Colonial Intermediate High           SH BEN     195763107     1,530,106    288020         N          X        288020
Compania de Minas Buenaven           SP ADR     204448104     2,564,800    146560         N          X        146560
Compania de Telecom Chile            SP ADR     204449300     3,986,938    175250         N          X        175250
Debt Strategies                      COM        242768109     2,806,723    477740         N          X        477740
Debt Strategies Fund II              COM        242901106       838,460    118720         N          X        118720
First Australia Prime Inco           COM        318653102     6,970,185   1548930         N          X       1548930
Greenwich Street Muni                COM        39701A107     1,331,710    130720         N          X        130720
Gulf Indonesia Resources             COM        402284103     8,988,436   1132400         N          X       1132400
High Income Opportunity              COM        42967Q105       277,380     32160         N          X         32160
Huaneng Power Internationa           SP ADR     443304100    10,751,392   1343924         N          X       1343924
Hyperion Total Return & In           COM        449145101     3,873,210    512160         N          X        512160
IMPSAT Fiber Networks                ADR        45321T103     3,587,080    128110         N          X        128110
India Fund                           COM        454089103       631,550     37150         N          X         37150
Kemper Multimarket Income            SH BE      48842B106     1,265,713    155780         N          X        155780
Korea Electric Power                 SP ADR     500631106    21,110,645   1335060         N          X       1335060
Korea Fund                           COM        500634100       199,650     13310         N          X         13310
Korea Telecom Corporation            SP ADR     50063P103     6,275,705    143240         N          X        143240
MFS Multimarket Income Tru           SH BEN     552737108       849,206    146100         N          X        146100
MFS Municipal Income Trust           SH BEN     552738106       274,680     39240         N          X         39240
MFS Intermediate Income              SH BEN     55273C107     6,157,953   1005380         N          X       1005380
MFS Govt Markets Income Tr           SH BEN     552939100     1,696,980    282830         N          X        282830
Managed High Income                  COM        56166C105       699,105     84740         N          X         84740
Mexico Fund                          COM        592835102     8,047,967    458247         N          X        458247
MSDW Emerging Market Debt            COM        61744H105       878,248    115180         N          X        115180
Morgan Stanley India                 COM        61745C105     7,235,327    548650         N          X        548650
MSDW Municipal Premium Inc           COM        61745P429     1,833,080    229135         N          X        229135
MSDW Municipal Income Oppo           COM        61745P437       178,273     23190         N          X         23190
Munivest Fund                        COM        626295109     3,922,970    502140         N          X        502140
MuniYield Fund                       COM        626299101     4,567,242    390780         N          X        390780
Munivest Fund II                     COM        62629P105     2,761,538    245470         N          X        245470
MuniYield Quality                    COM        626302103     5,260,343    445320         N          X        445320
MuniYield Quality II                 COM        62630T104       821,406     75100         N          X         75100
Nuveen Ins Quality Muni              COM        67062N103     2,017,829    148780         N          X        148780
Nuveen Performance Plus Mu           COM        67062P108     2,674,257    221700         N          X        221700
Nuveen Premier Income Muni           COM        67062T100     4,048,381    342720         N          X        342720
Nuveen Premium Income Muni           COM        67063W102     2,774,172    206450         N          X        206450
Nuveen Insured Premium 2             COM        6706D8104     1,260,326    111410         N          X        111410
Nuveen Select Quality Muni           COM        670973106     2,657,850    204450         N          X        204450
Nuveen Quality Income Muni           COM        670977107       171,511     13130         N          X         13130
Nuveen Insured Muni Opport           COM        670984103       636,750     50940         N          X         50940
Persero PT Indonesian Sate           SP ADR     715680104     7,937,191    461800         N          X        461800
Telekomunikasi Indonesia             SP ADR     715684106    10,455,719   1100602         N          X       1100602
Petroleo Brasileiro                  SP ADR     71654V101     6,378,425    234320         N          X        234320
Philippine Long Distance             SP ADR     718252604     4,542,162    207050         N          X        207050
Pilgrim Prime Rate                   COM        72146W103       680,475     84400         N          X         84400
Pohang Iron & Steel Compan           SP ADR     730450103     6,520,525    237110         N          X        237110
Putnam Master Income Trust           SH BEN     74683K104       869,120    143360         N          X        143360
Putnam Master Intermediate           SH BEN     746909100     4,587,341    789220         N          X        789220
RCM Strategic Global                 COM        74936A101       855,694     97100         N          X         97100
Satyam Infoway                       ADR        804099109     5,631,698    105020         N          X        105020
Senior High Income                   COM        81721E107     3,385,189    531010         N          X        531010
Shandong Huaneng Power               SP ADR     819419102     2,117,505    651540         N          X        651540
South African Breweries pl           SP ADR     836220103     2,940,556    384940         N          X        384940
Southern Africa Fund                 COM        842157109       190,805     12310         N          X         12310
StarMedia Network                    ADR        855546107     4,219,876    140370         N          X        140370
Strategic Global Income              COM        862719101     1,522,000    152200         N          X        152200
Templeton Global Govt Inco           SH BEN     879929107     2,763,786    475490         N          X        475490
Templeton Emerging Mkts In           COM        880192109       470,155     49490         N          X         49490
Templeton Global Income              COM        880198106    14,576,100   2429350         N          X       2429350
Korea Thrunet Company                ADR        Y49975108     2,132,843     55130         N          X         55130
Pacific Internet                     ADR        Y66183107     2,233,469     59460         N          X         59460